Property and Equipment, Net (Tables)	9 Months Ended
Sep. 30, 2023
Property, Plant and Equipment [Abstract]
Schedule of Depreciation
Property and equipment, net consisted of the following (in thousands):

	September 30,	December 31,
	2023	2022
Lab equipment	$26,362	$31,188
Office equipment	4,416	3,573
Furniture and fixtures	1,982	1,221
Leasehold improvements	12,655	13,583
Assets under construction	18,239	13,186
Less: accumulated depreciation	(29,017)	(27,542)
Total property and equipment, net	$34,637	$35,209